Income and Expenses - Summary of Selling, General and Administrative Expenses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Compensation and employee benefits	₱ 22,782	₱ 19,928	₱ 21,606
Repairs and maintenance (Notes 13, 18 and 25)	12,744	14,706	14,632
Professional and other contracted services (Note 25)	12,168	9,386	8,175
Rent (Note 25)	7,016	6,632	6,078
Selling and promotions (Note 25)	5,908	7,687	9,747
Taxes and licenses (Note 27)	3,970	3,782	4,592
Insurance and security services (Note 25)	1,519	1,736	1,794
Communication, training and travel (Note 25)	1,166	1,249	1,348
Amortization of intangible assets (Notes 5 and 15)	835	929	1,076
Other expenses	882	1,161	1,241
Total selling, general and administrative expenses	₱ 68,990	₱ 67,196	₱ 70,289